Land, Buildings, Equipment, Other Depreciable Assets, and Right-Of-Use Assets (Summary of Land, Buildings, Equipment, and Other Depreciable Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	$ 5,592
Balance at end of year	6,039	$ 5,592
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,837	9,434
Gross carrying amount [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	9,581	9,206
Additions	1,216	1,045
Disposals	(338)	(113)
Fully depreciated assets	(625)	(438)
Foreign currency translation adjustments and other	86	(119)
Balance at end of year	9,920	9,581
Accumulated depreciation and impairment/losses [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	3,989	3,835
Depreciation charge for the year	735	685
Disposals	(313)	(96)
Impairment losses	19	11
Fully depreciated assets	(625)	438
Foreign currency translation adjustments and other	76	(8)
Balance at end of year	3,881	3,989
Land [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	919
Balance at end of year	925	919
Land, buildings, equipment, other depreciable assets, and right-of-use assets	1,558	1,628
Land [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	919	949
Additions	0	1
Disposals	0	(13)
Fully depreciated assets	0	0
Foreign currency translation adjustments and other	6	(18)
Balance at end of year	925	919
Land [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	0	0
Depreciation charge for the year	0	0
Disposals	0	0
Impairment losses	0	0
Fully depreciated assets	0	0
Foreign currency translation adjustments and other	0	0
Balance at end of year	0	0
Buildings [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	1,563
Balance at end of year	1,708	1,563
Land, buildings, equipment, other depreciable assets, and right-of-use assets	4,826	4,664
Buildings [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	2,555	2,564
Additions	216	172
Disposals	(9)	(11)
Fully depreciated assets	(22)	(18)
Foreign currency translation adjustments and other	47	(152)
Balance at end of year	2,787	2,555
Buildings [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	992	983
Depreciation charge for the year	93	84
Disposals	(9)	(8)
Impairment losses	0	1
Fully depreciated assets	(22)	18
Foreign currency translation adjustments and other	25	(50)
Balance at end of year	1,079	992
Computer equipment [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	499
Balance at end of year	452	499
Land, buildings, equipment, other depreciable assets, and right-of-use assets	499	531
Computer equipment [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	917	817
Additions	153	227
Disposals	(65)	(15)
Fully depreciated assets	(143)	(109)
Foreign currency translation adjustments and other	(11)	(3)
Balance at end of year	851	917
Computer equipment [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	418	365
Depreciation charge for the year	179	175
Disposals	(62)	(15)
Impairment losses	11	1
Fully depreciated assets	(143)	109
Foreign currency translation adjustments and other	(4)	1
Balance at end of year	399	418
Furniture fixtures, and other depreciable assets [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	724
Balance at end of year	900	724
Land, buildings, equipment, other depreciable assets, and right-of-use assets	900	724
Furniture fixtures, and other depreciable assets [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	1,511	1,415
Additions	362	244
Disposals	(137)	(53)
Fully depreciated assets	(171)	(112)
Foreign currency translation adjustments and other	2	17
Balance at end of year	1,567	1,511
Furniture fixtures, and other depreciable assets [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	787	785
Depreciation charge for the year	165	152
Disposals	(134)	(53)
Impairment losses	7	5
Fully depreciated assets	(171)	112
Foreign currency translation adjustments and other	13	10
Balance at end of year	667	787
Leasehold improvements [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	1,887
Balance at end of year	2,054	1,887
Land, buildings, equipment, other depreciable assets, and right-of-use assets	2,054	1,887
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	3,679	3,461
Additions	485	401
Disposals	(127)	(21)
Fully depreciated assets	(289)	(199)
Foreign currency translation adjustments and other	42	37
Balance at end of year	3,790	3,679
Leasehold improvements [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	1,792	1,702
Depreciation charge for the year	298	274
Disposals	(108)	(20)
Impairment losses	1	4
Fully depreciated assets	(289)	199
Foreign currency translation adjustments and other	42	31
Balance at end of year	$ 1,736	$ 1,792